Goodwill and Other Intangible Assets (Tables)	12 Months Ended
Jul. 03, 2022
Goodwill and Other Intangible Assets Table [Abstract]
Schedule of changes in the carrying amount of goodwill
Balance June 28, 2020	$724,932
Goodwill resulting from acquisitions made during fiscal 2021	2,350
Foreign currency translation adjustment	(1,126)
Balance as of June 27, 2021	726,156
Goodwill resulting from acquisitions during fiscal 2022	16,706
Goodwill adjustments made during fiscal 2022	(193)
Balance as of July 3, 2022	$742,669

Schedule of intangible assets
	July 3, 2022				June 27, 2021
	Weighted average life (in years)	Gross carrying amount	Accumulated amortization	Net carrying amount	Weighted average life (in years)	Gross carrying amount	Accumulated amortization	Net carrying amount
Finite-lived intangible assets:
AMF trade name	2	$9,900	$(8,593)	$1,307	1	$9,900	$(7,920)	$1,980
Bowlmor trade name	0	6,500	(6,500)	—	6	6,500	(2,600)	3,900
Other acquisition trade names	4	1,761	(651)	1,110	7	1,010	(173)	837
Customer relationships	2	21,112	(13,989)	7,123	3	18,370	(10,471)	7,899
Management contracts	2	1,800	(1,443)	357	2	1,800	(1,150)	650
Non-compete agreements	4	2,450	(1,067)	1,383	4	1,200	(514)	686
PBA member, sponsor & media relationships	8	1,400	(504)	896	8	1,400	(322)	1,078
Other intangible assets	4	921	(133)	788		—	—	—
	3	45,844	(32,880)	12,964	4	40,180	(23,150)	17,030
Indefinite-lived intangible assets:
Liquor licenses		9,629	—	9,629		9,027	—	9,027
PBA trade name		3,100	—	3,100		3,100	—	3,100
Bowlero trade name		66,900	—	66,900		66,900	—	66,900
		79,629	—	79,629		79,027	—	79,027
		$125,473	$(32,880)	$92,593		$119,207	$(23,150)	$96,057

Schedule of finite-lived intangible asset amortization
	Fiscal Year Ended
	July 3, 2022	June 27, 2021
Amortization expense	$9,461	$6,030

Schedule of estimated aggregate amortization expense for finite-lived intangibles
	2023	2024	2025	2026	2027	Thereafter
Amortization expense	$6,088	$4,453	$879	$648	$370	$526